OTHER FINANCIAL ITEMS (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Financial Items [Abstract]
Change in allowance for expected credit losses	$ (23)	$ 226
Dividend income	259	306
Loss on repurchase of bonds	0	(144)
Other items	(561)	3,027
Other financial items, net	$ (325)	$ 3,415